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[LETTERHEAD OF DECHERT LLP]




November 28, 2005

VIA EDGAR

Brion Thompson, Esq.
Division of Investment Management
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC  20549


Re:  UBS PACE Select Advisors Trust (the "Registrant")
     Post-Effective Amendment No. 18 to the Fund's Registration Statement on Form N-1A ("Amendment")
     SEC File Nos. 33-87254 and 811-08764

Dear Mr. Thompson:

This letter responds to comments that you provided to Elise M. Dolan and Allison
P. Redstone of Dechert LLP in a telephonic discussion on November 7, 2005, with respect to the above-referenced Amendment. We have reproduced your comments below, followed by our responses. Throughout this letter, the terms "Fund" and "Funds" are used refer to one or more series of the Registrant.

PROSPECTUSES

1. COMMENT: In the PRINCIPAL INVESTMENT STRATEGIES section with respect to each of UBS PACE Government Securities Fixed Income Investments, UBS PACE Municipal Securities Fixed Income Investments, UBS PACE Strategic Fixed Income Investments, UBS PACE Intermediate Fixed Income Investments and UBS PACE Global Fixed Income Investments, please provide a hypothetical example, adjacent to the discussion of portfolio duration, that explains the effect of a 1% rise or fall of interest rates on duration.

     RESPONSE: We have incorporated your comment.

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2.   COMMENT: With respect to each Fund other than UBS PACE Money Market
     Investments, please clarify that the Fund's 80% investment policy also applies to any Fund borrowings for investment purposes.

     RESPONSE: We have incorporated your comment.

3. COMMENT: With respect to each Fund other than UBS PACE Money Market Investments, please clarify that the Fund's 80% policy is non-fundamental and may be changed upon 60 days' prior written notice to shareholders.

     RESPONSE: We have incorporated your comment, except that UBS PACE Municipal Fixed Income Investment's 80% policy is a fundamental policy as has been disclosed in its registration statement. The requested disclosure may be found in the MORE ABOUT RISKS AND INVESTMENT STRATEGIES--ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES section of the Multi-Class and Class P Prospectuses.

4. COMMENT: With respect to UBS PACE Government Securities Fixed Income Investments, please change the first sentence on page 6 of the Multi-Class Prospectus to read as follows: "The following bar chart and table give some indication of the risks of an investment in the fund..."

     RESPONSE: We have incorporated your comment.

5. COMMENT: For purposes of clarity, in each Fund's AVERAGE ANNUAL TOTAL RETURNS TABLE, please separate (by means of additional space or otherwise) the average annual total returns for the relevant Fund from the average annual total returns of the relevant index.

     RESPONSE: We have incorporated your comment.

6. COMMENT: In the Multi-Class Prospectus, in each Fund's EXPENSES AND FEES TABLE, please change the parenthetical in the heading "Maximum Deferred Sales Charge (Load) (as a % of the offering price)" to "Maximum Deferred Sales Charge (Load) (as a % of the offering price or NAV at time of sale, whichever is lower)."

     RESPONSE: We have incorporated your comment.

7. COMMENT: In the PRINCIPAL INVESTMENT STRATEGIES section for the UBS PACE Intermediate Fixed Income Investments portfolio (page 10 of the Multi-Class Prospectus and page 14 of the Class P Prospectus), please indicate the average weighted portfolio maturity of the Fund.

     RESPONSE: We have incorporated your comment.

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8.   COMMENT: With respect to UBS PACE Global Fixed Income Investments and UBS
     PACE International Equity Investments, please explain the Fund's statement in its PRINCIPAL INVESTMENT STRATEGIES section that it invests "mainly" or "primarily" in non-US securities.

     RESPONSE: The Funds do not have policies requiring that their portfolios be comprised of a fixed percentage of investments in non-US securities, and they are not required to do so under current SEC rules. However, the Registrant currently expects that more than 65% of the assets of each Fund's portfolio will be invested in non-US securities.

9. COMMENT: With respect to UBS PACE Global Fixed Income Investments, UBS PACE International Equity Investments, and UBS PACE International Emerging Markets Equity Investments, please explain how these portfolios are "diversified throughout the world."

     RESPONSE: The Funds' SAI includes descriptions of each Fund's diversification standards, reproduced below:

     UBS PACE GLOBAL FIXED INCOME INVESTMENTS (SAI page 6): "The fund normally invests in a minimum of four countries, one of which may be the United States."

     UBS PACE INTERNATIONAL EQUITY INVESTMENTS (SAI page 9): "[The fund] normally invests in the securities of issuers from three or more countries outside the United States and, under normal market conditions, its investments involve securities principally traded in at least 10 different countries."

     UBS PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS (SAI page 10):
     "The fund normally invests in the securities of issuers from three or more emerging market countries."

10. COMMENT: For each Fund listed below, please indicate whether the investments listed beside its name (which are discussed in the relevant Fund's PRINCIPAL INVESTMENT STRATEGIES section of the Prospectuses) are, in fact, principal investments strategies. If so, please incorporate parallel risk disclosure with respect to the listed investments in the relevant PRINCIPAL RISKS sections of the Prospectuses:

         UBS PACE LARGE CO VALUE EQUITY         non-US securities, convertible bonds rated
         INVESTMENTS                            below investment grade

         UBS PACE LARGE CO GROWTH EQUITY        non-US securities, securities convertible into
         INVESTMENTS                            stocks, fixed income securities, initial public

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
                                                offerings, smaller total market capitalization
                                                companies

         UBS PACE SMALL /MEDIUM CO VALUE        securities convertible into stocks
         EQUITY INVESTMENTS

         UBS PACE SMALL /MEDIUM CO GROWTH       securities convertible into stocks
         EQUITY INVESTMENTS

         UBS PACE INTERNATIONAL EQUITY          securities convertible into stocks
         INVESTMENTS

         UBS PACE INTERNATIONAL EMERGING        below-investment grade bonds
         MARKETS EQUITY INVESTMENTS

     RESPONSE: Each of the above-listed strategies is considered a principal investment strategy by the relevant Fund. Corresponding risk disclosure has been incorporated in the appropriate PRINCIPAL RISKS sections in response to your request.

11. COMMENT: Please indicate (on page 39 of the Multi-Class Prospectus and page 43 of the Class P Prospectus) whether the referenced fee waivers will be extended through December 1, 2006.

     RESPONSE: We have updated the disclosure to reflect fee waivers and/or expense reimbursements that will continue through December 1, 2006.

12. COMMENT: In the EXPENSES AND FEE TABLES on page 56, please verify the stated figure for Total Annual Operating Expenses for Class B shares of UBS PACE Small/Medium Co Growth Equity Investments.

     RESPONSE: We have incorporated your comment.

13. COMMENT: With respect to UBS PACE International Emerging Markets Equity Investments, please comment on how the portfolio managers determine that equity securities are "tied economically to emerging market countries" (as stated on page 64 of the Multi-Class Prospectus and page 67 of the Class P Prospectus).

     RESPONSE: UBS PACE International Emerging Markets Equity Investments is currently managed by two subadvisors, Gartmore Global Partners ("Gartmore") and Mondrian Investment Partners Limited ("Mondrian"). Gartmore's and Mondrian's views with respect to whether a security is economically tied to an emerging market country are set forth below. We note, however, that the views of Mondrian or Gartmore are not the

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     views of the Registrant or the Fund. Further, the Registrant operates pursuant to an SEC exemptive order that permits UBS Global AM, subject to the approval of the Registrant's board, to hire and dismiss Fund subadvisors. Different Fund subadvisors may have different views on whether a security is tied economically to an emerging market country.

     Gartmore considers a security to be tied economically to an emerging market country when either 50% or more of production or operating profit is derived from an emerging market, as defined firstly by the MSCI EM free index constituent countries and then by the world bank definition of an emerging market.

     Mondrian, in deciding whether a company is tied economically to an emerging market, evaluates publicly available information and questions individual companies to determine if the company meets at least one of the following criteria:

     - the principal trading market for the company's securities is in an emerging country,

     - the company has 50% or more of its assets, annual revenue from operations, or profits in emerging countries, even though the company's securities are traded in an established market or in a combination of emerging and established markets; or

     - the company is organized under the laws of, and has principal office in, an emerging country.

14. COMMENT: With respect to UBS PACE International Emerging Markets Equity Investment, please comment on whether the statement (on page 64 of the Multi-Class Prospectus and page 67 of the Class P Prospectus) that the portfolio "may not always diversify its investments on a geographic basis among emerging market countries" is inconsistent with the diversification standard for "international" funds discussed in the Investment Company Act Release No. IC-24828 (the "Names Release") (namely, that investment companies using the terms "international" or "global" in their names invest their assets in investments that are tied economically to a number of countries throughout the world).

     RESPONSE: The statement that the Fund "may not always diversify its investments on a geographic basis among emerging market countries" is not inconsistent with the standard for diversification discussed in the Names Release. For example, the Fund could invest in a number of emerging market countries located in Asia and Latin America, but decide not to invest heavily in Eastern European emerging market countries at a given point in time.

15. COMMENT: Please disclose, in a footnote to each Fund's EXPENSES AND FEE TABLE, the $5.25 processing fee that securities dealers and other financial institutions, including UBS Financial Services Inc., may charge to confirm a purchase or process a redemption

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     of Fund shares (pages 78 and 80 of the Multi-Class Prospectus, pages 77 and
     79 of the Class P Prospectus, and pages 7 and 8 of the Money Market Prospectus).

     RESPONSE: We have incorporated your comment.

16. COMMENT: In the MARKET TIMING discussion on page 82 of the Multi-Class Prospectus and page 79 of the Class P Prospectus, please include disclosure that certain securities in which the Funds invest, E.G. foreign securities, thinly traded securities, small-capitalization securities, and junk bonds, may present specific market timing risks.

     RESPONSE: We have incorporated your comment.

17. COMMENT: In the last paragraph of the MARKET TIMING discussion (page 83 of the Multi-Class Prospectus and page 80 of the Class P prospectus), please confirm that all types of transactions that are exempt from the Registrant's market timing prevention procedures are listed.

     RESPONSE: The Registrant does not currently foresee any types of transactions that might be exempt from the Registrant's market-timing prevention procedures that are not currently listed.

18. COMMENT: In the PRICING AND VALUATION section (page 83 of the Multi-Class Prospectus and page 80 of the Class P Prospectus), please discuss the specific circumstances under which the Registrant would use fair valuation to determine the value of a security. Please also disclose the effect of using fair value instead of market value in the valuation of a particular security.

     RESPONSE: We have incorporated your comment.

19. COMMENT: Please enhance the portfolio manager discussion with respect to each Fund's subadvisor in the INVESTMENT ADVISORS AND PORTFOLIO MANAGERS section of the Prospectus (page 87-95 of the Multi-Class Prospectus and pages 85-93 of the Class P Prospectus) as follows:

     PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO") and BLACKROCK FINANCIAL MANAGEMENT, INC. ("BLACKROCK")--Please provide the length of service of the portfolio managers to the portfolio. Please discuss their roles as members of a team, including a description of any limitations on their roles and the relationships between their roles.

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     ROGGE GLOBAL PARTNERS PLC ("ROGGE")--Please discuss the portfolio managers'
     roles as members of a team, including a description of any limitations on their roles and the relationships between their roles.

     INSTITUTIONAL CAPITAL CORPORATION ("ICAP")--Please provide the length of service of the portfolio managers to the portfolio.

     SSgA FUNDS MANAGEMENT, INC. ("SSgA")--Please clarify who has primary day-to-day responsibility for the portfolio. Please provide the length of service of the portfolio managers to the portfolios.

     MARSICO CAPITAL MANAGEMENT ("MARSICO"), METROPOLITAN WEST CAPITAL MANAGEMENT, LLC ("METWEST" )and MARTIN CURRIE INC. ("MARTIN
     CURRIE")--Please provide the length of service of the portfolio managers to the portfolio.

     ARIEL CAPITAL MANAGEMENT, LLC ("ARIEL")--Please provide the last five years' business experience for the portfolio manager.

     FORSTMANN-LEFF ASSOCIATES, LLC ("FORSTMANN-LEFF")--Please discuss the portfolio managers' roles as members of a team, including a description of any limitations on their roles and the relationships between their roles. Please provide the last five years' business experience for the portfolio managers.

     MONDRIAN INVESTMENT PARTNERS, LIMITED ("MONDRIAN"), GARTMORE GLOBAL PARTNERS ("GGP"), and J.P. MORGAN INVESTMENT MANAGEMENT, INC. ("J.P. MORGAN")--Please clarify the roles of the portfolio managers. Please provide the length of service of the portfolio managers to the portfolio.

     RESPONSE: We have incorporated your comments.

20. COMMENT: With respect to each of UBS PACE Government Securities Fixed Income Investments, UBS PACE Strategic Fixed Income Investments, UBS PACE Intermediate Fixed Income Investments and UBS PACE Global Fixed Income Investments, please indicate whether high portfolio turnover is considered a principal investment strategy, and if so, please include corresponding risk disclosure in the relevant PRINCIPAL RISKS sections of the Prospectuses.

     RESPONSE: BlackRock, which subadvises UBS PACE Intermediate Fixed Income Investments, and Standish Mellon Asset Management Company LLC, which subadvises UBS PACE Municipal Fixed Income Investments, do not consider high portfolio turnover to be a principal investment strategy of the Funds they subadvise.

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     PIMCO, which subadvises UBS PACE Government Securities Fixed Income
     Investments and UBS PACE Strategic Fixed Income Investments, considers portfolio turnover to be a principal investment strategy for the Funds. Accordingly, corresponding risk disclosure has been added to the PRINCIPAL RISKS sections of the Prospectuses for these two Funds.

21. COMMENT: On the back cover of each Prospectus, please revise the last section under ANNUAL/SEMIANNUAL REPORTS to read: "Each fund makes its annual and semiannual reports available free on its Web site..."

     RESPONSE: We have incorporated your comment.

STATEMENT OF ADDITIONAL INFORMATION

1. COMMENT: Please enhance the discussion regarding Fund portfolio managers (pages 97-124 of the SAI) as follows:

     PIMCO and MARSICO--Please state whether the portfolio managers receive a "fixed" salary. Please state whether the subadvisor looks at pre- or post-tax performance of the portfolio to determine bonus compensation. Please identify the peer groups and benchmarks used in determining compensation.

     BLACKROCK--Please state whether the portfolio managers receive a "fixed" salary. Please state whether the subadvisor looks at pre- or post-tax performance of the portfolio to determine bonus compensation.

     STANDISH MELLON ASSET MANAGEMENT COMPANY LLC ("STANDISH MELLON") and FISHER FRANCIS TREES & WATTS, INC. ("FFTW")-- Please identify the peer groups and benchmarks used in determining compensation. Please state whether the subadvisor looks at pre- or post-tax performance of the portfolio to determine bonus compensation.

     ROGGE--Please confirm that the table relating to other accounts managed by Rogge portfolio managers is accurate with respect to each member of Rogge's portfolio management team.

     ICAP-- Please confirm that the table relating to other accounts managed by ICAP portfolio managers is accurate with respect to each member of ICAP's portfolio management team. Please state whether ICAP portfolio managers receive a "fixed" salary.

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     WESTWOOD MANAGEMENT CORPORATION ("WESTWOOD")--Please confirm with Westwood whether there are any other material conflicts of interest that might arise in connection with the management of the Fund's portfolio, and, if so, describe them. Please identify the peer groups and benchmarks used in determining compensation. Please state whether the subadvisor looks at pre- or post-tax performance of the portfolio to determine bonus compensation.

     GE ASSET MANAGEMENT INCORPORATED ("GE")--Please identify the peer groups and benchmarks used in determining compensation.

     ARIEL--Please confirm with Ariel whether there are any other material conflicts of interest that might arise in connection with the management of the Fund's portfolio, and, if so, describe them. Please state whether the portfolio managers receive a "fixed" salary. Please identify the peer groups and benchmarks used in determining compensation. Please state whether the subadvisor looks at pre- or post-tax performance of the portfolio to determine bonus compensation.

     METWEST and MONDRIAN--Please confirm with each subadvisor whether there are any other material conflicts of interest that might arise in connection with the management of the Fund's portfolio, and, if so, describe them. Please state whether the portfolio managers receive a "fixed" salary.

     OPUS--Please clarify which individuals are members of the portfolio management team.

     FORSTMANN-LEFF--Please clarify which individuals are members of the portfolio management team. Please state whether the portfolio managers receive a "fixed" salary. Please clarify how bonus compensation is determined.

     RIVERBRIDGE PARTNERS, LLC ("RIVERBRIDGE")-- Please confirm with Riverbridge whether there are any other material conflicts of interest that might arise in connection with the management of the Fund's portfolio, and, if so, describe them.

     MARTIN CURRIE--Please confirm with Martin Currie whether there are any other material conflicts of interest that might arise in connection with the management of the Fund's portfolio, and, if so, describe them. Please describe how compensation is linked to "performance objectives." Please identify the peer groups and benchmarks used in determining compensation. Please state whether the subadvisor looks at pre- or post-tax performance of the portfolio to determine bonus compensation.

     J.P. MORGAN--Please confirm with J.P. Morgan whether there are any other material conflicts of interest that might arise in connection with the management of the Fund's

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     portfolio, and, if so, describe them. Please identify the peer groups and benchmarks used in determining compensation.

     GARTMORE-- Please confirm with Gartmore whether there are any other material conflicts of interest that might arise in connection with the management of the Fund's portfolio, and, if so, describe them. Please identify the peer groups and benchmarks used in determining compensation. Please state whether the portfolio managers receive a "fixed" salary.

     RESPONSE: We have incorporated each of your comments, other than certain comments with respect to PIMCO, as discussed further below. We note that Rogge and ICAP have confirmed that the table relating to other accounts managed by their portfolio managers is accurate with respect to each member of their portfolio management teams. Please note that Westwood and Marsico have informed the Registrant that they do not look at the performance of the Funds they subadvise as a factor in determining compensation, and that Mondrian, with respect to UBS PACE International Emerging Markets Equity Investments, has removed its performance fee-related conflict of interest, as the portfolio managers for that portfolio do not manage performance fee-based accounts.

     With respect to PIMCO, PIMCO notes that the term "base salary" is commonly defined and understood to mean a fixed payment at regular intervals and, as such, PIMCO does not believe additional disclosure is necessary. PIMCO also believes that the current language appropriately discloses that, while a portfolio manager's performance against relevant benchmarks for each fund or account managed may be a factor in compensation decisions, a portfolio manager's compensation is not based directly on the performance of any fund or directly on the performance of any other account managed by a portfolio manager.

PART C

1. COMMENT: With respect to the Registrant's signature pages, please explain, in light of the requirements of Rule 483, (i) whether the Registrant believes that it may incorporate Powers of Attorney ("POAs") by reference; and (ii) why it is not required to have separate POAs executed and filed for each Post-Effective Amendment.

     RESPONSE: Rule 483(b) under the Securities Act of 1933, as amended, states, in relevant part:

          If any name is signed to the registration statement pursuant to a power of attorney, copies of such powers of attorney SHALL BE FILED AS AN EXHIBIT TO the registration statement...A power of attorney that is filed with the

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          Commission SHALL RELATE TO A SPECIFIC FILING, AN AMENDMENT THERETO, or
          a related registration statement that is to be effective upon filing pursuant to Rule 462(b) under the Act. (emphasis added).

     The Registrant believes that it may incorporate POAs, as any other required exhibit, by reference to previous filings containing the POAs. The Registrant does not believe that it is required to have separate POAs executed and filed with respect to each Post-Effective Amendment. The POAs executed by each of the Registrant's trustees, dated May 12, 2005, authorize certain individuals, as the true and lawful attorneys of each trustee, to sign on behalf of the trustee for "any amendments to the current registration statement of the [t]rust on Form N-1A (as filed with the Securities and Exchange Commission) and all instruments necessary or desirable in connection therewith..." Thus, the POAs specifically relate to each post-effective amendment to the Registrant's current registration statement, as required by Rule 483. The Registrant believes that its practices with respect to POAs are consistent with industry practice.

                            *     *     *     *     *

Please contact the undersigned at 212.698.3806 with any comments or questions concerning this correspondence. Thank you.


Sincerely,


Elise M. Dolan


cc:  Eric Sanders, UBS Global AM
     Keith A. Weller, UBS Global AM
     Allison P. Redstone, Dechert LLP


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